Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2024	December 31, 2023
ROU lease assets	$11,021,615	$13,059,561

Operating lease liabilities – current	$2,325,390	$2,198,192
Operating lease liabilities – non-current	9,207,971	11,691,251
Total operating lease liabilities	$11,533,361	$13,889,443

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	6.75	7.52
Weighted average discount rate *	4.50%	4.22%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States, and for lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

2025	$2,786,503
2026	2,100,975
2027	1,976,286
2028	1,748,639
2029	1,428,027
Thereafter	3,371,537
Total lease payments	13,411,967
Less: imputed interest	(1,878,606)
Present value of lease liabilities	$11,533,361